SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Accounts Receivable	$17,500,166	$15,317,545
Allowance for credit losses	(8,518,902)	(7,436,456)
Accounts Receivable, net	$8,981,264	$7,881,089
Accounts Receivable - related parties	$398,538	$295,490
Allowance for credit losses	(139,796)	(252,035)
Accounts Receivable - related parties, net	$258,742	$43,455

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2024	$25,591,946
Increase in allowance for credit losses	2,646,969
Amounts recovered during the year	(62,786)
Decrease from dissolution of a subsidiary	(1,122)
Amounts written off as uncollectible	(19,505,099)
Foreign exchange difference	(981,417)
Balance at December 31, 2024	$7,688,491
Increase in allowance for credit losses	4,931,702
Amounts recovered during the year	(19,167)
Decrease from dissolution of a subsidiary	(228,958)
Amounts written off as uncollectible	(4,001,169)
Foreign exchange difference	287,799
Balance at December 31, 2025	$8,658,698

SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5-10 years
Media display equipment	5 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2026	76,958
2027	-
Total	76,958

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

The exchange rates adopted are as follows:

	December 31, 2025	December 31, 2024
Year-end RMB to US$ exchange rate	6.9962	7.2995
Average yearly RMB to US$ exchange rate	7.1876	7.1905
Year-end HKD to US$ exchange rate	7.7830	7.7655
Average yearly HKD to US$ exchange rate	7.7953	7.8024